Note 6 Changes in loss allowances of loans and advances at amortized cost (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Line Items]
Loans and advances at amortised cost, gross carrying amount	€ 507,842
Accumulated impairment	567,065	€ 507,842
Changes in allownces of loans and advances at amortized cost [Member]
Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Line Items]
Loans and advances at amortised cost, gross carrying amount	(12,394)	(11,630)
Increase in loss allowances charged to income	(6,927)	(10,899)
Decrease in loss allowances charged to income	3,331	4,780
Transfer To Written Off Loans Exchange Differences And Other	2,781	5,356
Accumulated impairment	(13,209)	(12,394)
Stage 1 [Member] | Changes in allownces of loans and advances at amortized cost [Member]
Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Line Items]
Increase in loss allowances charged to income	(1,339)	(1,761)
Decrease in loss allowances charged to income	1,049	1,245
Stage 2 [Member] | Changes in allownces of loans and advances at amortized cost [Member]
Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Line Items]
Increase in loss allowances charged to income	(987)	(1,433)
Decrease in loss allowances charged to income	833	1,058
Stage 3 [Member] | Changes in allownces of loans and advances at amortized cost [Member]
Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Line Items]
Increase in loss allowances charged to income	(4,599)	(7,706)
Decrease in loss allowances charged to income	€ 1,449	€ 2,476